Vessels and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
Vessel & equipment	Accumulated depreciation	Net vessels
Balance December 31, 2012	$548,141	$(51,373)	$496,768

Additions	143,231	—	143,231
Drydock costs	1,781	—	1,781
Transfer from vessels under construction	—	—	—
Disposals	(227)	—	(227)
Depreciation	—	(23,768)	(23,768)

Balance December 31, 2013	$692,926	$(75,141)	$617,785

Additions	434,232	—	434,232
Drydock costs	4,277	—	4,277
Transfer from vessels under construction	—	—	—
Disposal	(114)	—	(114)
Depreciation	—	(34,322)	(34,322)

Balance December 31, 2014	$1,131,321	$(109,464)	$1,021,857

Summary of Drydocking Activity

Drydocking activity for the years ended December 31, 2014 and 2013 is summarized as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Balance at the beginning of the year	$3,369	$2,472
Costs incurred for drydocking	69	12
Costs allocated to drydocking as part of acquisition of business	4 208	1,769
Drydock depreciation	(1,772)	(884)

Balance at the end of the year	$5,874	$3,369